Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Employee Benefits Provisions
	31 December 2017	31 December 2016
Retirement pay liability provision	149,449	120,755
Unused vacation provision	48,217	43,798

	197,666	164,553

Summary of Movement in Provision for Employee Termination Benefits

Movements in provision for employee termination benefits are as follows:

	2017	2016
1 January	120,755	74,435
Service cost	32,696	25,933
Remeasurements	3,738	34,532
Interest expense	13,877	8,361
Benefit payments	(21,617)	(22,506)

31 December	149,449	120,755

Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2017	Discount Rate			Inflation Rate

Sensivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(14.6%	)	18.1%	18.3%	(14.3%	)

Impact on provision for employee termination benefits	(21,820)		27,050	27,349	(21,371)

31 December 2016	Discount Rate			Inflation Rate

Sensivity Level	1% increase		1% decrease	1% increase	1% decrease
Change in assumption	(14.7%	)	18.1%	18.6%	(15.1%	)

Impact on provision for employee termination benefits	(17,751)		21,857	22,460	(18,234)